Incorporation of Sinovac Dalian and Acquisition of Additional 25% Interest of Sinovac Dalian	12 Months Ended
Dec. 31, 2011
Incorporation of Sinovac Dalian and Acquisition of Additional 25% Interest of Sinovac Dalian
Incorporation of Sinovac Dalian and Acquisition of Additional 25% Interest of Sinovac Dalian

15.                           Incorporation of Sinovac Dalian and Acquisition of Additional 25% Interest of Sinovac Dalian

The Company, through its subsidiary, Sinovac Hong Kong, incorporated Sinovac Dalian on January 19, 2010. Upon incorporation, the non-controlling interest shareholder of Sinovac Dalian contributed assets in the amount of $20,477,416 (RMB140 million) to own 70% interest in Sinovac Dalian. Sinovac Hong Kong contributed cash in the amount of $8,776,036 (RMB 60 million) to own 30% interest in Sinovac Dalian. Upon incorporation, the non-controlling interest was recorded at the fair value of $20,477,416 (RMB140 million). The transaction was accounted for as an asset acquisition. The Company consolidated Sinovac Dalian from the date of incorporation due to its control of Sinovac Dalian’s board of directors by holding two of three board seats.

On December 27, 2010, the Company purchased an additional 25% interest in Sinovac Dalian. An adjustment of $1,112,527 (RMB7,355,807) resulted from the difference between the adjustment to the carrying amount of the non-controlling interest in Sinovac Dalian and the cash consideration was charged to additional paid-in capital.